COMMITMENTS AND CONTINGENCIES (Details) (Brand Contract, USD $)	0 Months Ended		0 Months Ended			0 Months Ended
	Feb. 28, 2013 Arian Foster item	Sep. 30, 2014 Arian Foster	May 14, 2014 Mohamed Sanu item	Sep. 30, 2014 Mohamed Sanu	Jun. 30, 2014 Mohamed Sanu	Sep. 18, 2014 Alshon Jeffery item	Sep. 30, 2014 Alshon Jeffery
COMMITMENTS AND CONTINGENCIES
Percentage of brand income entitled		20.00%		10.00%		13.00%
One time cash consideration agreed to be paid for future ABI under the brand contract	$ 10,000,000		$ 1,560,000			$ 7,940,000
Cash held in escrow		500,000		78,000			400,000
Number of consecutive payments of brand amounts	6		6			6
Financial obligations due to the counterparty		0			0		0
Obligated payment due from counterparty		$ 0			$ 0		$ 0